COMMON STOCK - Narrative (Details) $ / shares in Units, $ in Thousands						1 Months Ended	12 Months Ended
	Oct. 06, 2023 shares	May 16, 2023 shares	Apr. 14, 2021 USD ($) $ / shares shares	Apr. 13, 2021 $ / shares shares	Aug. 26, 2020 shares	Apr. 30, 2021 USD ($)	Dec. 31, 2023 USD ($) vote	Jan. 01, 2023 USD ($)	Jan. 02, 2022 USD ($)	May 19, 2023 $ / shares
Subsidiary, Sale of Stock [Line Items]
Issuance of common stock, net of issuance cost | $							$ 204,480		$ 169,684
Shares issued, price per share (in USD per share) | $ / shares										$ 28.00
Number of shares issued in transaction (in shares)					8,915,692
Net proceeds from issuance of common stock | $						$ 169,700	$ 193,491	$ 0	$ 169,684
Number of votes per share | vote							1
Public offering
Subsidiary, Sale of Stock [Line Items]
Issuance of common stock, net of issuance cost | $			$ 125,000
Over-allotment option
Subsidiary, Sale of Stock [Line Items]
Issuance of common stock, net of issuance cost | $			$ 18,700
The offering
Subsidiary, Sale of Stock [Line Items]
Shares issued, price per share (in USD per share) | $ / shares			$ 18.00
Number of shares issued in transaction (in shares)			8,046,025
The Offering, issued to third parties
Subsidiary, Sale of Stock [Line Items]
Number of shares issued in transaction (in shares)			59,914
The TZE Private Placement
Subsidiary, Sale of Stock [Line Items]
Shares issued, price per share (in USD per share) | $ / shares				$ 18.00
Number of shares issued in transaction (in shares)		1,500,000		1,870,000
The Purchase Agreement | SolarCA LLC
Subsidiary, Sale of Stock [Line Items]
Number of shares issued in transaction (in shares)	1,100,000
The Purchase Agreement | SolarCA LLC | Maxeon
Subsidiary, Sale of Stock [Line Items]
Equity method investment, ownership percentage	2.08%